Note 13 - Accrued Expenses and Other Current Liabilities (Detail) - Summary of Accrued Expenses and Other Current Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Salaries, bonus and benefits	$ 3,252	$ 3,737
Engineering related expenses	1,131	1,185
Legal and audit fees	439	790
Withholding tax payable	194	278
Consulting fees	165	275
Payable for acquisition of equipment	146	464
Promotional expenses	135	116
Shipping expenses	83	160
Value-added tax payable	64	47
Deferred income tax liabilities	20	11
Payable for stock repurchase		332
Other accrued expenses	948	842
	$ 6,577	$ 8,237